Significant Accounting Policies - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 831,871	$ 869,243
Less: accumulated depreciation and amortization	(602,433)	(613,796)
Total property and equipment, net	261,954	282,102
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	76,152	76,152
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	170,252	227,079
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	350,195	309,583
Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	71,182	78,201
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	164,090	178,228
Asset under Construction [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,747	9,886
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 16,769	$ 16,769